Business Segment and Disaggregation of Revenue - Schedule of Lease Income from Sales-Type Lease and Operating Lease (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Business Segment and Disaggregation of Revenue [Abstract]
Sales-Type Lease, Lease Income, Statement of Income or Comprehensive Income [Extensible Enumeration]	Finance income
Sales-type Lease, Lease Income	$ 69,511	$ 147,707	$ 409,931
Operating Lease, Lease Income, Statement of Income or Comprehensive Income [Extensible Enumeration]	Finance income
Operating Lease, Lease Income	$ 337,826	226,500	116,150
Lease Income	$ 407,337	$ 374,207	$ 526,081